Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity.

The remuneration of directors and key management, for the years ended April 30, 2024 and 2023, comprised of:

	For the year ended April 30,
	2024	2023
	($)	($)
Management salaries	402	378
Directors' fees	194	200
Share-based compensation	425	540
Total	1,021	1,118